Assets and liabilities held for sale and discontinued operations - Schedule of assets held for sale (Details) - USD ($)			12 Months Ended
	Mar. 24, 2022	Sep. 15, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale beginning balance			$ 0
Assets sold from assets held for sale			18,459,000
Assets held for sale ending balance			18,459,000	$ 0
(Expected) Gain	$ 3,300,000	$ 400,000
Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Estimated) Net sale price, beginning balance			0	0
Assets held for sale beginning balance			0	0
Assets sold from assets held for sale			18,459,000
(Estimated) Net sale price, ending balance			0	0	$ 0
Assets held for sale ending balance			18,459,000	0	0
Impairment Loss			0	0	0
(Expected) Gain			22,064,000	0	0
Vessels | Book Value
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale beginning balance			0	0
Assets held for sale ending balance			0	0	0
Vessels | Suezmax Cap Charles | Non-current assets held for sale
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale			40,523,000
Assets sold from assets held for sale			18,459,000
Impairment Loss			0
(Expected) Gain			22,064,000
Vessels | Suezmax Cap Charles | Book Value | Non-current assets held for sale
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale			18,459,000
Vessels | tankers
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale beginning balance			0	0
Assets held for sale ending balance			18,459,000	0	0
Vessels | FSO
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale beginning balance			0	0
Assets held for sale ending balance			$ 0	$ 0	$ 0